Schedule of Lease Rental Income (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Lessor Lease Description [Line Items]
Lease rental income - operating leases	$ 161,838	$ 160,555	$ 323,025	$ 305,915
Interest income on net investment in finance leases	27,102	18,404	54,560	33,047
Interest income on container leaseback financing receivable	10,733	5,341	17,752	10,779
Variable lease revenue	3,559	3,134	6,613	6,937
Total lease rental income	203,232	187,434	401,950	356,678
Owned Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	149,493	145,894	298,324	276,808
Interest income on net investment in finance leases	27,102	18,404	54,560	33,047
Interest income on container leaseback financing receivable	10,733	5,341	17,752	10,779
Variable lease revenue	3,226	2,809	5,995	6,237
Total lease rental income	190,554	172,448	376,631	326,871
Managed Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	12,345	14,661	24,701	29,107
Variable lease revenue	333	325	618	700
Total lease rental income	$ 12,678	$ 14,986	$ 25,319	$ 29,807